Segment reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue from external customers	€ 69,783	€ 21,482	€ 36,415
Non-current assets	60,120	6,015	4,104
Netherlands
Disclosure of geographical areas [line items]
Revenue from external customers		470	628
Non-current assets	1	1	1
Belgium
Disclosure of geographical areas [line items]
Revenue from external customers	1,498
Non-current assets	56,777	5,967	4,103
Denmark
Disclosure of geographical areas [line items]
Revenue from external customers	436	1,136	6,240
Switzerland
Disclosure of geographical areas [line items]
Revenue from external customers	40,593	912	2,486
United States
Disclosure of geographical areas [line items]
Revenue from external customers			1
Non-current assets	3,058	47
Luxembourg
Disclosure of geographical areas [line items]
Revenue from external customers	€ 27,256	€ 18,964	€ 27,060